Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Federal tax (expense) benefit at statutory federal rate	$ (16,332)	$ 28,617	$ 44,931
State income taxes, net of federal benefit	(13,033)	12,141	22,882
Change in valuation allowance	34,147	(31,679)	(70,501)
Change in the estimated applicable tax rate used to determine deferred taxes	0	0	2,545
Capital loss carryover	3,960	0	0
Nondeductible transaction costs	(206)	0	0
GAAP income of consolidated partnership attributable to non-controlling interest	(116)	(601)	(146)
Change in estimated rate to measure deferred taxes	(557)	0	0
Nondeductible officers' compensation	(3,861)	(8,125)	(5,209)
Nondeductible expenses	(266)	(373)	(285)
Excess tax benefit related to share-based payment awards	(5,457)	93	1,088
Other, net	(7)	(3)	(654)
Income tax (expense) benefit	$ (1,728)	$ 70	$ (5,349)